Operating Lease	12 Months Ended
Jun. 30, 2023
Operating Lease [Abstract]
OPERATING LEASE

11. OPERATING LEASE

As of June 30, 2023, the Company leases offices space and tea shop stores under certain non-cancelable operating leases.

The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2023	June 30, 2022
Rights of use lease assets	$933,339	$120,043

Operating lease liabilities, current	432,890	86,547
Operating lease liabilities, noncurrent	565,865	17,820
Total operating lease liabilities	$998,755	$104,367

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023 and 2022:

	June 30, 2023	June 30, 2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.34	1.13
Weighted average discount rate	4.75%	4.75%

Rent expense for the years ended June 30, 2023, 2022, and 2021 was $396,444, $164,454, and $226,055, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2023:

Twelve months ended June 30,	Lease payment
2024	$471,417
2025	472,145
2026 and thereafter	113,125
Total lease payments	1,056,687
Less: imputed interest	(57,932)
Present value of lease liabilities	$998,755